CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand and cash at banks	$ 54,017	$ 44,507
Bank overdrafts	0	(1,995)
Balances per statement of cash flows	$ 54,017	$ 42,512	$ 52,237	$ 53,673